Financial Risk Management Objectives and Policies - Schedule of Credit Quality and Maximum Exposure To Credit Risk (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Credit Quality and Maximum Exposure To Credit Risk [Line Items]
Financial assets included in prepayments, other receivables and other assets - Normal	[1]	¥ 9,846	$ 1,349	¥ 10,352
Cash and bank balances - Not yet past due		1,261,211	172,785	1,093,833
Trade receivables	[2]		11,390	145,893
Financial assets included in other non-current assets - Normal	[1]	2,439	334	3,000
Total		1,273,496	$ 185,858	1,253,078
Stage 1 [Member]
Schedule of Credit Quality and Maximum Exposure To Credit Risk [Line Items]
Financial assets included in prepayments, other receivables and other assets - Normal	[1]			10,352
Cash and bank balances - Not yet past due				1,093,833
Trade receivables	[2]
Financial assets included in other non-current assets - Normal	[1]			3,000
Total				1,107,185
Stage 2 [Member]
Schedule of Credit Quality and Maximum Exposure To Credit Risk [Line Items]
Financial assets included in prepayments, other receivables and other assets - Normal	[1]
Cash and bank balances - Not yet past due
Trade receivables	[2]
Financial assets included in other non-current assets - Normal	[1]
Total
Stage 3 [Member]
Schedule of Credit Quality and Maximum Exposure To Credit Risk [Line Items]
Financial assets included in prepayments, other receivables and other assets - Normal	[1]
Cash and bank balances - Not yet past due
Trade receivables	[2]	83,143
Financial assets included in other non-current assets - Normal	[1]
Total		83,143
Simplified approach [Member]
Schedule of Credit Quality and Maximum Exposure To Credit Risk [Line Items]
Financial assets included in prepayments, other receivables and other assets - Normal	[1]	9,846
Cash and bank balances - Not yet past due		1,261,211
Trade receivables	[2]	83,143		145,893
Financial assets included in other non-current assets - Normal	[1]	2,439
Total		¥ 1,356,639		¥ 145,893

[1]	The credit quality of the financial assets included in prepayments, other receivables and other assets and financial assets included in other non- current assets is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.
[2]	For trade receivables to which the Group applies the simplified approach for impairment, information based on provision matrix is disclosed in note 22 to the financial statements.